Leases - Operating and Finance Leases Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2022	$ (3,114)
2023	1,941
2024	1,774
2025	1,823
2026	1,873
Thereafter	11,817
Total undiscounted lease payments	16,114
Less: Imputed interest	(4,852)
Total lease liability	11,262
Current	615	$ 953
Noncurrent (Other noncurrent liabilities)	10,647	847
Finance Leases
2022	0
2023	0
2024	0
2025	0
2026	0
Thereafter	0
Total undiscounted lease payments	0
Less: Imputed interest	0
Total lease liability	0
Current	0	129
Noncurrent (Other noncurrent liabilities)	$ 0	$ 369